Investments (Mortgage Loans by Method of Evaluation and Related Valuation Allowances) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans [Abstract]
Financing Receivable, Individually Evaluated for Impairment	$ 37,841	$ 39,956
Financing Receivable, Collectively Evaluated for Impairment	2,458,945	2,272,211
Loans Receivable, Gross, Commercial, Real Estate	2,496,786	2,312,167
Valuation Allowances [Abstract]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	3,211	6,980
Financing Receivable, Allowance for Credit Losses, Collectively Evaluated for Impairment	6,895	4,600
Allowance for Loan and Lease Losses, Real Estate	10,106	11,580	11,793	6,239
Mortgage Loans Net Of Valuation Allowance [Abstract]
Mortgage loans on real estate	$ 2,486,680	$ 2,300,587